Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Computer and office equipment	Leasehold Improvements	Total
Cost, January 1, 2019	$97,875	$33,180	$131,055
Additions	450	-	450
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(1,371)	-	(1,371)
Cost, December 31, 2019	$84,828	$33,180	118,008
Additions	2,319	-	-
Effect of foreign exchange	(195)	-	2,124
Cost, December 31, 2020	$86,952	$33,180	$120,132
Accumulated depreciation, January 1, 2019	$66,278	$11,613	$77,891
Charge for the year	6,595	11,613	18,208
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(1,180)	-	(1,180)
Accumulated depreciation, December 31, 2019	59,567	23,226	$82,793
Charge for the year	5,314	8,532	13,846
Effect of foreign exchange	(192)	-	(192)
Accumulated depreciation, December 31, 2020	$64,689	$31,758	$96,447
Net book value, December 31, 2019	$25,261	$9,954	$35,215
Net book value, December 31, 2020	$22,263	$1,422	$23,685